Share-Based Compensation - Summary Of Stock Option, And Share Appreciation Rights (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - Two Thousand And Nineteen Lions Gate Plan [Member] - Stock Option And Share Appreciation Rights [Member]
$ / shares in Units, shares in Millions, $ in Millions
12 Months Ended
Mar. 31, 2024 USD ($) $ / shares shares
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning | shares	4.3
Number of Shares Forfeited or expired | shares	(1.9)
Number of Shares Ending | shares	2.4
Number of Shares Vested or expected to vest | shares	2.4
Number of Shares Exercisable | shares	2.4
Weighted- Average Exercise Price Beginning	$ 26.35
Weighted- Average Exercise Price Exercised	7.7
Weighted- Average Exercise Price Exercised Forfeited or expired	30.81
Weighted- Average Exercise Price Ending	22.96
Weighted- Average Exercise Price Vested or expected to vest	22.96
Weighted- Average Exercise Price Exercisable Exercised Forfeited or expired	$ 22.96
Weighted- Average Remaining Contractual Term Ending	2 years 6 months 3 days
Weighted- Average Remaining Contractual Term Vested or expected to vest	2 years 6 months 3 days
Weighted- Average Remaining Contractual Term	2 years 6 months 3 days
Aggregate Intrinsic Value Ending | $	$ 0.1
Aggregate Intrinsic Value Vested or expected to vest | $	0.1
Aggregate Intrinsic Value Exercisable | $	$ 0.1
Common Class B [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Beginning | shares	19.0
Number of Shares Granted | shares	0.3
Number of Shares Exercised | shares	(0.1)
Number of Shares Forfeited or expired | shares	(2.1)
Number of Shares Ending | shares	17.1
Number of Shares Vested or expected to vest | shares	17.0
Number of Shares Exercisable | shares	16.4
Weighted- Average Exercise Price Beginning	$ 15.5
Weighted- Average Exercise Price Granted	8.88
Weighted- Average Exercise Price Exercised	7.11
Weighted- Average Exercise Price Exercised Forfeited or expired	27.72
Weighted- Average Exercise Price Ending	13.92
Weighted- Average Exercise Price Vested or expected to vest	13.94
Weighted- Average Exercise Price Exercisable Exercised Forfeited or expired	$ 14.16
Weighted- Average Remaining Contractual Term Ending	5 years 1 month 13 days
Weighted- Average Remaining Contractual Term Vested or expected to vest	5 years 1 month 9 days
Weighted- Average Remaining Contractual Term	4 years 11 months 15 days
Aggregate Intrinsic Value Ending | $	$ 5.9
Aggregate Intrinsic Value Vested or expected to vest | $	5.9
Aggregate Intrinsic Value Exercisable | $	$ 5.6